Dreyfus Premier
Core Value Fund

SEMIANNUAL REPORT
June 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            15   Financial Highlights

                            22   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                Dreyfus Premier Core Value Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Core Value Fund, covering the six-month period from January 1, 2001 through June 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Valerie J. Sill.

While the first half of 2001 was difficult for the U.S. economy, we have recently seen signs that economic improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.75 percentage-point drop in short-term interest rates during the reporting period, a move designed to help revive the economy by reducing borrowing costs for corporations and consumers. Approval of the $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current borderline recession may give way to renewed economic growth later this year.

In our view, the implications of this economic scenario may be positive for the stock market. Better economic times generally tend to lead to increased sales and profits for many companies, especially those that are sensitive to changes in the economic cycle. A stronger economy may also help spark a recovery in the shares of companies whose stock prices are inexpensive relative to historical norms, as well as stocks of fundamentally sound companies whose valuations dropped during the recent economic downturn.

Of course, our economic perspective may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2001




DISCUSSION OF FUND PERFORMANCE

Valerie J. Sill, Portfolio Manager

How did Dreyfus Premier Core Value Fund perform relative to its benchmark?

For the six-month period ended June 30, 2001, Dreyfus Premier Core Value Fund produced total returns of -1.68% for its Class A shares, -2.06% for its Class B shares, -2.03% for its Class C shares, -1.63% for its Institutional shares, -1.59% for its Class R shares and -1.80% for its Class T shares.(1) In comparison, the fund' s benchmark, the S&P 500/BARRA Value Index, produced a total return of -2.50% for the same period.(2)

We are pleased that the fund produced only a very modest loss in a highly challenging market environment. We attribute the fund' s relatively strong performance primarily to our stock selection strategy, which emphasized companies with steady earnings that stood out in an environment of generally lower corporate profits.

What is the fund's investment approach?

The fund invests primarily in large-cap companies that are considered undervalued based on traditional measures, such as price-to-earnings ratios. In choosing stocks, we use a "bottom-up" stock selection approach, focusing on individual companies, rather than a "top-down" approach that forecasts market trends. We also focus on a company's relative value, financial strength, sales and earnings momentum and likely catalysts that could ignite the stock price.

What other factors influenced the fund's performance?

The value style of investing generally performed better than the growth style during the reporting period. Value investors seek underpriced companies that have historically produced slow but steady earnings growth. In a weak economic environment, value stocks are often seen as "defensive." If they report disappointing earnings, their stock prices generally tend not to depreciate as much as prices of growth stocks with higher valuations.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Value stocks exist in every industry, even in growth-oriented fields, such as technology. Indeed, two of the fund' s best performers during the reporting period were International Business Machines and Apple Computer, which we believe became value investments after steep declines in their stock prices. Because of its diversified product offerings, International Business Machines continued to post strong earnings in the face of a slowdown in worldwide technology spending. The fund purchased Apple Computer's shares when its stock price was depressed.
The fund enjoyed significant appreciation when the company made an excellent comeback with new product offerings, as well as refinements to its highly
successful    iMac    brand.

Johnson & Johnson, the giant health care company, saw its shares decline in early 2001, when it acquired Alza Corp., a pharmaceutical company focusing on therapies for cancer and the central nervous system. The stock price of an acquiring company often declines temporarily, because investors fear a decline in earnings while the new company is being assimilated. However, Johnson & Johnson' s shares rebounded when it became apparent that the company was well positioned to offer improved distribution for Alza's products.

In financial services, Washington Mutual defied the poor performance of its industry group, posting strong returns for the period. The company, a leading banking institution that has grown through major acquisitions, continued to post earnings that beat Wall Street expectations. In a declining interest-rate environment, bank stocks usually perform well, because the cost of funds declines faster than lending rates, thus boosting profit margins. However, investors were equally concerned during the first half of 2001 about the impact of the economic slowdown on bank customers and their ability to repay their loans. As a result, with the exception of such stocks as Washington Mutual, the financial services group provided disappointing returns for the fund.


Indeed, lower short-term interest rates prompted many investors to purchase shares of economically cyclical stocks during the reporting period, such as retailers. Circuit City Group, Federated Department Stores and Office Depot were good performers during the period, as investors also reacted to the prospect of federal income tax refund checks percolating through the economy. The transportation sector was also strong, benefiting such railroad stocks as Canadian Pacific, one of the fund's top performers.

What is the fund's current strategy?

As of the end of the reporting period, the fund included a high concentration of consumer products and health care stocks. Because many of these products are necessities, consumer products companies, such as detergent makers, and health care stocks, such as pharmaceutical concerns, often prosper regardless of the economic environment. On the other hand, the fund decreased its holdings in basic industries, electric utilities and energy stocks because many of those stock prices reached our selling targets. These portfolio shifts reflect our continuing search for undervalued stocks regardless of industry or sector of the market.

July 16, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD &POOR'S 500/BARRA VALUE INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL THE STOCKS IN THE STANDARD & POOR'S 500 COMPOSITE PRICE INDEX ("S&P 500 INDEX") THAT HAVE LOW PRICE-TO-BOOK RATIOS. THE S&P 500 INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund


STATEMENT OF INVESTMENTS

June 30, 2001 (Unaudited)



COMMON STOCKS--98.3%                                                                              Shares               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLE--1.6%

Koninklijke (Royal) Philips Electronics (New York Shares)                                        476,300              12,588,609

BANKING--15.1%

American Express                                                                                 307,000              11,911,600

Citigroup                                                                                        608,333              32,144,316

Fannie Mae                                                                                       231,800              19,737,770

First Union                                                                                      230,000               8,036,200

FleetBoston Financial                                                                            364,347              14,373,489

Golden State Bancorp                                                                             326,500              10,056,200

Washington Mutual                                                                                390,750              14,672,662

Wells Fargo                                                                                      175,600               8,153,108

                                                                                                                     119,085,345

BASIC INDUSTRIES--4.1%

Air Products & Chemicals                                                                        123,700                5,659,275

China Steel, ADR                                                                                      7                       73

Dow Chemical                                                                                    230,728                7,671,706

E.I. dupont deNemours & Co.                                                                     222,344               10,725,875

Georgia-Pacific                                                                                 159,600                5,402,460

International Paper                                                                              90,200                3,220,140

                                                                                                                      32,679,529

BROKERAGE--7.2%

Goldman Sachs Group                                                                              50,200                4,307,160

J.P. Morgan Chase & Co.                                                                         534,350               23,832,010

Morgan Stanley Dean Witter & Co.                                                                245,000               15,736,350

Stilwell Financial                                                                              382,100               12,823,276

                                                                                                                      56,698,796

CAPITAL GOODS--9.6%

Boeing                                                                                          213,200               11,853,920

Eaton                                                                                            50,000                3,505,000

Pitney Bowes                                                                                    282,400               11,894,688

Rockwell International                                                                          170,600                6,503,272

TRW                                                                                              71,500                2,931,500

Tyco International                                                                              221,600               12,077,201

United Technologies                                                                             250,200               18,329,653

Waste Management                                                                                311,800                9,609,676

                                                                                                                      76,704,910



COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES--.7%

Ford Motor                                                                                      226,291                5,555,444

CONSUMER NON-DURABLES--3.8%

Clorox                                                                                          231,700                7,843,045

Kimberly-Clark                                                                                  157,200                8,787,480

Kraft Foods, Cl. A                                                                              158,960  (a)           4,927,760

Procter & Gamble                                                                                127,900                8,160,020

                                                                                                                      29,718,305

CONSUMER SERVICES--8.9%

Circuit City Group                                                                              270,300                4,865,400

Federated Department Stores                                                                     285,000  (a)          12,112,500

First Data                                                                                       79,300                5,095,025

Knight-Ridder                                                                                   143,000                8,479,900

McDonald's                                                                                      264,200                7,149,252

Office Depot                                                                                  1,169,200  (a)          12,136,296

RadioShack                                                                                      291,200                8,881,600

Walt Disney                                                                                     398,800               11,521,332

                                                                                                                      70,241,305

ENERGY--11.0%

BP Amoco, ADR                                                                                   270,500               13,484,425

Conoco, Cl. B                                                                                   531,920               15,372,488

Cooper Cameron                                                                                   62,800  (a)           3,504,240

Exxon Mobil                                                                                     370,016               32,320,898

Halliburton                                                                                     196,600                6,998,960

Sunoco                                                                                          208,300                7,630,029

Williams Cos.                                                                                   234,400                7,723,480

                                                                                                                      87,034,520

FOOD & HOUSEHOLD PRODUCTS--1.2%

Unilever, N.V. (New York Shares)                                                                157,500                9,382,275

HEALTH CARE--9.8%

American Home Products                                                                          127,800                7,468,632

Bausch & Lomb                                                                                   181,500                6,577,560

Guidant                                                                                         212,200  (a)           7,639,200

Johnson & Johnson                                                                               505,200               25,260,000

Merck & Co.                                                                                     198,000               12,654,180

Schering-Plough                                                                                 202,000                7,320,480

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Wellpoint Health Networks                                                                       117,100  (a)          11,035,504

                                                                                                                      77,955,556

INSURANCE--8.0%

Allstate                                                                                        228,300               10,042,917

American International Group                                                                    153,493               13,200,398

CIGNA                                                                                            70,200                6,726,564

John Hancock Financial Services                                                                 195,900                7,886,934

Lincoln National                                                                                209,900               10,862,325

Marsh & McLennan Cos.                                                                            79,300                8,009,300

MetLife                                                                                         220,800                6,840,384

                                                                                                                      63,568,822

TECHNOLOGY--6.1%

Apple Computer                                                                                  198,800  (a)           4,622,100

Computer Associates International                                                               208,100                7,491,600

Computer Sciences                                                                                91,600  (a)           3,169,360

Electronic Data Systems                                                                         103,800                6,487,500

Hewlett-Packard                                                                                 310,000                8,866,000

International Business Machines                                                                 112,000               12,656,000

KPMG Consulting                                                                                 191,500  (a)           2,939,525

3COM                                                                                            472,900  (a)           2,246,275

                                                                                                                      48,478,360

TELECOMMUNICATIONS--1.4%

Cable & Wireless, ADR                                                                           135,600                2,440,800

SK Telecom, ADR                                                                                     270                    4,563

Sprint (FON Group)                                                                              416,900                8,904,984

                                                                                                                      11,350,347

TRANSPORTATION--2.8%

Canadian Pacific                                                                                497,600               19,282,000

Southwest Airlines                                                                              166,800                3,084,132

                                                                                                                      22,366,132

COMMON STOCKS (CONTINUED)                                                                        Shares                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

UTILITIES--7.0%

AT&T                                                                                                  1                      22

CMS Energy                                                                                      519,800               14,476,430

Entergy                                                                                         181,300                6,960,107

NiSource                                                                                        577,800               15,791,274

Reliant Resources                                                                               133,300  (a)           3,292,510

Verizon Communications                                                                          203,456               10,884,896

WorldCom                                                                                        200,000  (a)           2,840,000

WorldCom--MCI Group                                                                               8,000                  128,800

                                                                                                                      54,374,039

TOTAL COMMON STOCKS

   (cost $702,996,720)                                                                                               777,782,294
-----------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS--1.5%
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES;

News Corp., ADR

   (cost $8,144,549)                                                                             381,100              12,347,641
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--.7%                                                                  Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER;

General Electric Capital,

  4.1%, 7/2/2001

   (cost $5,534,000)                                                                          5,534,000                5,534,000


TOTAL INVESTMENTS (cost $716,675,269)                                                            100.5%              795,663,935

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (.5%)              (4,170,715)

NET ASSETS                                                                                       100.0%              791,493,220

(A) NON-INCOME PRODUCING.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------

                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           716,675,269   795,663,935

Cash                                                                    818,304

Receivable for investment securities sold                             7,895,145

Receivable for shares of Beneficial Interest subscribed               1,269,531

Dividends and interest receivable                                       652,952

                                                                    806,299,867

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                   798,461

Payable for investment securities purchased                          13,607,194

Payable for shares of Beneficial Interest redeemed                      400,992

                                                                     14,806,647


NET ASSETS ($)                                                      791,493,220

COMPOSITON OF NET ASSETS ($):

Paid-in capital                                                     708,173,091

Accumulated undistributed investment income--net                        391,555

Accumulated net realized gain (loss) on investments                   3,940,270

Accumulated net unrealized appreciation (depreciation)

  on investments and foreign currency transactions--Note 3           78,988,304


NET ASSETS ($)                                                      791,493,220

-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE


                                    Class A             Class B         Class C            Class R       Class T     Institutional
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                   660,243,082         44,610,029       9,523,607          14,857,769      777,035        61,481,698

Shares
   Outstanding                    22,466,605          1,531,448         326,844             505,757       26,433         2,093,898

NET ASSET VALUE
   PER SHARE ($)                      29.39               29.13           29.14               29.38        29.40             29.36


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001 (Unaudited)

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $64,914 foreign taxes withheld at source)     6,555,289

Interest                                                               317,158

TOTAL INCOME                                                         6,872,447

EXPENSES:

Management fee--Note 2(a)                                            3,365,038

Distribution and service fees--Note 2(b)                             1,024,919

Loan commitment fees--Note 4                                             2,096

TOTAL EXPENSES                                                       4,392,053

INVESTMENT INCOME--NET                                               2,480,394

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                              6,234,879

Net unrealized appreciation (depreciation) on investments

  and foreign currency transactions                                (22,307,761)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (16,072,882)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             (13,592,488)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)    December 31, 2000
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,480,394            5,198,106

Net realized gain (loss) on investments         6,234,879           68,393,858

Net unrealized appreciation
   (depreciation) on investments              (22,307,761)          (1,563,766)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (13,592,488)          72,028,198

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (2,250,303)          (4,468,910)

Class B shares                                     (3,872)             (13,752)

Class C shares                                       (870)              (2,282)

Class R shares                                    (64,340)             (10,170)

Class T shares                                     (1,145)                (595)

Institutional shares                             (241,790)            (525,129)

Net realized gain on investments:

Class A shares                                (18,095,323)         (56,485,644)

Class B shares                                   (834,436)          (1,237,002)

Class C shares                                   (187,437)            (242,981)

Class R shares                                   (363,311)             (98,289)

Class T shares                                     (8,986)             (11,361)

Institutional shares                           (1,736,417)          (5,708,337)

TOTAL DIVIDENDS                               (23,788,230)         (68,804,452)

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                100,598,181          150,669,087

Class B shares                                 30,696,403           11,546,686

Class C shares                                  8,437,632            2,995,939

Class R shares                                 14,766,265              340,985

Class T shares                                    655,505              145,902

Institutional shares                            2,681,678            4,679,590


-------------------------------------------------------------------------------
                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)    December 31, 2000
-------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS (CONTINUED) ($):

Dividends reinvested:

Class A shares                                 17,905,086           53,392,122

Class B shares                                    690,725            1,060,343

Class C shares                                    117,403              143,261

Class R shares                                    427,615              108,205

Class T shares                                      9,430               11,968

Institutional shares                            1,945,820            6,121,851

Cost of shares redeemed:

Class A shares                                (60,826,805)        (162,682,274)

Class B shares                                 (2,697,188)          (2,259,764)

Class C shares                                 (2,167,343)            (886,222)

Class R shares                                   (787,112)            (207,125)

Class T shares                                    (27,649)             (26,872)

Institutional shares                           (3,393,680)         (12,663,501)

INCREASE (DECREASE) IN NET ASSETS

   FROM BENEFICIAL INTEREST TRANSACTIONS       109,031,966          52,490,181

TOTAL INCREASE (DECREASE) IN NET ASSETS         71,651,248          55,713,927
------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           719,841,972          664,128,045

END OF PERIOD                                 791,493,220          719,841,972

Undistributed investment income--net              391,555              473,481

                                                             The Fund


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-------------------------------------------------------------------------------

                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)    December 31, 2000
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                     3,345,983            4,906,281

Shares issued for dividends reinvested            636,404            1,779,939

Shares redeemed                                (2,027,006)          (5,313,838)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   1,955,381            1,372,382

CLASS B(A)

Shares sold                                     1,037,659              379,408

Shares issued for dividends reinvested             24,819               35,752

Shares redeemed                                   (92,011)             (75,877)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     970,467              339,283

CLASS C

Shares sold                                       284,008               98,128

Shares issued for dividends reinvested              4,216                4,832

Shares redeemed                                   (74,123)             (29,126)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     214,101               73,834

CLASS R

Shares sold                                       479,942               11,236

Shares issued for dividends reinvested             15,187                3,608

Shares redeemed                                   (26,181)              (6,741)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     468,948                8,103

CLASS T

Shares sold                                        22,122                4,857

Shares issued for dividends reinvested                335                  400

Shares redeemed                                      (992)                (883)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      21,465                4,374

INSTITUTIONAL SHARES

Shares sold                                        86,543              152,344

Shares issued for dividends reinvested             69,192              204,134

Shares redeemed                                  (115,792)            (415,720)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      39,943              (59,242)

(A) DURING THE PERIOD ENDED JUNE 30, 2001, 3,342 CLASS B SHARES REPRESENTING $100,995 WERE AUTOMATICALLY CONVERTED TO 3,310 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2000, 1,450 CLASS B SHARES REPRESENTING $44,794 WERE AUTOMATICALLY CONVERTED TO 1,439 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

-----------------------------------------------------------------------------------------------------------------------------------

                                          Six Months Ended                            Year Ended December 31,
                                             June 30, 2001            -------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)           2000          1999           1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               30.93           30.83         29.26          30.11         30.40       30.13

Investment Operations:

Investment income--net                                 .10(a)          .24(a)        .13(a)         .19           .22         .31

Net realized and unrealized
   gain (loss) on investments                         (.68)           3.04          4.78           1.95          6.98        6.03

Total from Investment
   Operations                                         (.58)           3.28          4.91           2.14          7.20        6.34

Distributions:

Dividends from investment
   income--net                                        (.10)           (.23)         (.13)          (.17)         (.23)       (.30)

Dividends in excess of
  investment income--net                               --              --            --             --           (.01)        --

Dividends from net realized
   gain on investments                                (.86)          (2.95)        (3.21)         (2.82)        (7.25)      (5.77)

Total Distributions                                   (.96)          (3.18)        (3.34)         (2.99)        (7.49)      (6.07)

Net asset value,
   end of period                                     29.39           30.93         30.83          29.26         30.11       30.40

TOTAL RETURN (%)                                     (1.68)(b,c)     11.21(b)      17.29(b)        7.06(b)      25.21       21.44

                                                                                                     The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------

                                          Six Months Ended                             Year Ended December 31,
                                             June 30, 2001                     ----------------------------------------------------
CLASS A SHARES (CONTINUED)                      (Unaudited)           2000          1999           1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                 .57(c)          1.15          1.15           1.15           1.14        1.13

Ratio of net investment income
   to average net assets                              .34(c)           .79           .41            .61            .64         .96

Decrease reflected in
   above expense ratios
   due to undertakings
   by The Dreyfus Corporation                          --               --            --             --            .01         .02

Portfolio Turnover Rate                             31.61(c)         88.70         91.22          84.32          92.99       88.46
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                    660,243          634,410       590,129        555,863        585,624     486,816

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) EXCLUSIVE OF SALES CHARGE.

(C) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------

                                                             Six Months Ended         Year Ended December 31,
                                                                June 30, 2001        ------------------------------
CLASS B SHARES                                                     (Unaudited)       2000        1999        1998(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                    30.68       30.64       29.19       29.04

Investment Operations:

Investment income (loss)--net                                            (.02)(b)     .01(b)     (.10)(b)    (.02)

Net realized and unrealized gain
   (loss) on investments                                                 (.67)       3.01        4.76        3.00

Total from Investment Operations                                         (.69)       3.02        4.66        2.98

Distributions:

Dividends from investment income--net                                      --        (.03)         --        (.01)

Dividends from net realized
   gain on investments                                                   (.86)      (2.95)      (3.21)      (2.82)

Total Distributions                                                      (.86)      (2.98)      (3.21)      (2.83)

Net asset value, end of period                                          29.13       30.68       30.64       29.19

TOTAL RETURN (%) (C)                                                    (2.06)(d)   10.39       16.37       10.24(d)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .95(d)     1.90        1.90        1.82(d)

Ratio of net investment income (loss)

   to average net assets                                                 (.06)(d)     .03        (.33)       (.14)(d)

Portfolio Turnover Rate                                                 31.61(d)    88.70       91.22       84.32
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                  44,610      17,209       6,792       2,033

(A) FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                             Six Months Ended           Year Ended December 31,
                                                                 June 30, 2001        ---------------------------
CLASS C SHARES                                                     (Unaudited)        2000         1999       1998(a)
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                    30.68        30.64        29.19      29.04

Investment Operations:

Investment income (loss)--net                                            (.02)(b)      .00(b,c)    (.11)(b)   (.02)

Net realized and unrealized gain
   (loss) on investments                                                 (.66)        3.02         4.77       3.00

Total from Investment Operations                                         (.68)        3.02         4.66       2.98

Distributions:

Dividends from investment income--net                                      --         (.03)          --       (.01)

Dividends from net realized
   gain on investments                                                   (.86)       (2.95)       (3.21)     (2.82)

Total Distributions                                                      (.86)       (2.98)       (3.21)     (2.83)

Net asset value, end of period                                          29.14        30.68        30.64      29.19

TOTAL RETURN (%) (D)                                                    (2.03)(e)    10.35        16.41      10.24(e)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .95(e)      1.90         1.90       1.82(e)

Ratio of net investment income (loss)
   to average net assets                                                 (.07)(e)      .01         (.35)      (.13)(e)

Portfolio Turnover Rate                                                 31.61(e)     88.70        91.22      84.32
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                   9,524        3,459        1,192        195

(A) FROM JANUARY 16, 1998 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1998.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(D) EXCLUSIVE OF SALES CHARGE.

(E) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------------

                                         Six Months Ended                      Year Ended December 31,
                                            June 30, 2001         ------------------------------------------------------
CLASS R SHARES                                  (Unaudited)       2000      1999        1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                               30.92       30.82     29.25       30.11        30.46         30.18

Investment Operations:

Investment income--net                                 .14(a)      .32(a)    .20(a)      .26          .33(a)        .36

Net realized and unrealized
   gain (loss) on investments                         (.68)       3.04      4.79        1.95         6.90          6.08

Total from Investment Operations                      (.54)       3.36      4.99        2.21         7.23          6.44

Distributions:

Dividends from investment
   income--net                                        (.14)       (.31)     (.21)       (.25)        (.32)         (.39)

Dividends in excess of
   investment income--net                               --          --        --          --         (.01)          --

Dividends from net realized
   gain on investments                                (.86)      (2.95)    (3.21)      (2.82)       (7.25)        (5.77)

Total Distributions                                  (1.00)      (3.26)    (3.42)      (3.07)       (7.58)        (6.16)

Net asset value, end of period                       29.38       30.92     30.82       29.25        30.11         30.46

TOTAL RETURN (%)                                     (1.59)(b)   11.49     17.59        7.01        25.54         21.74

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .45(b)      .90       .90         .90          .89           .88

Ratio of net investment income

   to average net assets                               .46(b)     1.03       .65         .82          .88          1.23

Decrease reflected in
   above expense ratios
   due to undertakings
   by The Dreyfus Corporation                           --          --        --          --          .01           .02

Portfolio Turnover Rate                              31.61(b)    88.70     91.22       84.32        92.99         88.46
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      14,858       1,138       885         842          867        11,618

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                      Six Months Ended       Year Ended December 31,
                                                                        June 30, 2001        ---------------------
CLASS T SHARES                                                             (Unaudited)         2000        1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                            30.93         30.84       32.45

Investment Operations:

Investment income--net                                                            .05(b)        .17(b)      .01(b)

Net realized and unrealized gain
   (loss) on investments                                                         (.65)         3.03        1.23

Total from Investment Operations                                                 (.60)         3.20        1.24

Distributions:

Dividends from investment income--net                                            (.07)         (.16)       (.02)

Dividends from net realized gain on investments                                  (.86)        (2.95)      (2.83)

Total Distributions                                                              (.93)        (3.11)      (2.85)

Net asset value, end of period                                                  29.40         30.93       30.84
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (C)                                                            (1.80)(d)     10.89        4.10(d)
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                           .70(d)       1.40         .53(d)

Ratio of net investment income
   to average net assets                                                          .16(d)        .57         .05(d)

Portfolio Turnover Rate                                                         31.61(d)      88.70       91.22
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                             777           154          18

(A)  FROM AUGUST 16, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO DECEMBER 31, 1999.

(B)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C)  EXCLUSIVE OF SALES CHARGE.

(D)  NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------


                                          Six Months Ended                                Year Ended December 31,
                                             June 30, 2001         ---------------------------------------------------------
INSTITUTIONAL SHARES                            (Unaudited)        2000         1999        1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               30.90        30.81        29.24       30.10          30.38         30.12

Investment Operations:

Investment income--net                                 .12(a)       .27(a)       .16(a)      .22            .26           .36

Net realized and unrealized gain
   (loss) on investments                              (.68)        3.04         4.78        1.95           6.98          6.01

Total from Investment Operations                      (.56)        3.31         4.94        2.17           7.24          6.37

Distributions:

Dividends from investment
   income--net                                        (.12)        (.27)        (.16)       (.21)          (.26)         (.34)

Dividends in excess of
   investment income--net                               --           --           --          --           (.01)           --

Dividends from net realized
   gain on investments                                (.86)       (2.95)       (3.21)      (2.82)         (7.25)        (5.77)

Total Distributions                                   (.98)       (3.22)       (3.37)      (3.03)         (7.52)        (6.11)

Net asset value, end of period                       29.36        30.90        30.81       29.24          30.10         30.38
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     (1.63)(b)    11.30        17.41        7.17          25.34         21.57
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .52(b)      1.05         1.05        1.05           1.04          1.03

Ratio of net investment income
   to average net assets                               .40(b)       .89          .50         .71            .74          1.07

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                              --           --           --          --            .01           .02

Portfolio Turnover Rate                              31.61(b)     88.70        91.22       84.32          92.99         88.46

Net Assets, end of period
   ($ X 1,000)                                      61,482       63,473       65,111      74,058         80,427        71,894

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(B) NOT ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Core Value Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust" ) which is registered under the
Investment Company Act of 1940, as amended (the "Act" ), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund's investment objective is to seek long-term growth of capital and current income. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. (" Mellon Bank" ), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R, Class T and Institutional shares. Class A, Class B, Class C and Class T shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A and Class T shares are subject to a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Institutional shares are offered only to those customers of certain financial planners and investment advisers who held shares of a predecessor class of the fund as of April 4, 1994, and bear a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

(C) FOREIGN CURRENCY TRANSACTIONS: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are

                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(D) FORWARD CURRENCY EXCHANGE CONTRACTS: The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency transactions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At June 30, 2001, there were no open forward currency exchange contracts.

(E)  DISTRIBUTIONS  TO  SHAREHOLDERS:  Dividends are recorded on the ex-dividend
date.    Dividends    from    investment    income-net    are    declared    and

paid on a quarterly basis. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(F) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .90% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and the Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly

                                                                      The  Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Distributor retained $21,331 during the period ended June 30, 2001, from commissions earned on sales of the fund's shares.

(B) DISTRIBUTION AND SERVICE PLAN: Under separate Distribution Plans (the "Plans") adopted pursuant to Rule 12b-1 under the Act, Class A shares and Institutional shares may pay annually up to .25% and .15%, respectively, of the value of their average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares and Institutional shares, and Class B, Class C and Class T shares pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares, and .25% of the value of average daily net assets of Class T shares. The Distributor may pay one or more agents in respect of advertising, marketing and other distribution services for Class T shares and determines the amounts, if any, to be paid to agents and the basis on which such payments are made. Class B, Class C and Class T shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B, Class C and Class T shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B, Class C and Class

T shares, respectively. During the period ended June 30, 2001, Class A, Class B, Class C, Class T and Institutional shares were charged $792,945, $109,627, $24,071, $522 and $46,410, respectively, pursuant to their respective Plans. During the period ended June 30, 2001, Class B, Class C and Class T shares were charged $36,542, $8,024 and $522, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2001, amounted to $334,704,587 and $234,371,308, respectively.

At June 30, 2001, accumulated net unrealized appreciation on investments was $78,988,666, consisting of $114,963,978 gross unrealized appreciation and $35,975,312 gross unrealized depreciation.

At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (" the Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2001, the fund did not borrow under the Facility.

                                                             The Fund

NOTES

                                                           For More Information





                        Dreyfus Premier
                        Core Value Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation                                  312SA0601

Dreyfus Premier
Limited Term
High Income Fund

SEMIANNUAL REPORT
June 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Financial Futures

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            20   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                  Limited Term High Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Limited Term High Income Fund, covering the six-month period from January 1, 2001 through June 30, 2001. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Gerald E. Thunelius, Director of the Dreyfus Taxable Fixed Income Team that manages the fund.

While the first half of 2001 was difficult for the U.S. economy, we have recently seen signs that economic improvement may be in sight. The Federal Reserve Board' s aggressive easing of monetary policy produced a 2.75 percentage-point drop in short-term interest rates during the reporting period, a move designed to help revive the economy by reducing borrowing costs for corporations and consumers. Approval of the $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current borderline recession may give way to renewed economic growth later this year.

Of course, our economic perspective may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2001




DISCUSSION OF FUND PERFORMANCE
------------------------------
Gerald E. Thunelius, Portfolio Manager Dreyfus Taxable Fixed Income Team

How did Dreyfus Premier Limited Term High Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2001, the fund produced a total return of 1.30% for Class A shares, 1.05% for Class B shares, 1.04% for Class C shares and 1.54% for Class R shares; and aggregate income dividends of $0.4694, $0.4473, $0.4365 and $0.4801 for Class A, B, C and R shares, respectively.(1) This compares to a 3.38% return for the fund's benchmark, the Merrill Lynch High Yield Master II Index, for the same period.(2) In addition, the Dreyfus Customized Limited Term High Yield Index produced a 10.07% return for the reporting period.(3) This blended index reflects the performance of shorter term high yield securities, and is composed of four shorter term subindices of the Merrill Lynch High Yield Master II Index.

We attribute the high yield bond market's performance to the adverse effects of slowing economic growth, a rising number of bond defaults and relatively little market participation by institutional investors. The fund' s weak relative performance is primarily the result of its focus on high yield bonds in the lower rating categories. Lower quality bonds have performed more poorly than higher quality bonds during the last six months.

What is the fund's investment approach?

The fund seeks to maximize current income by investing in high yield fixed-income securities. The average effective maturity and average effective duration of the fund are limited to four years or less and three and one-half years or less, respectively.

We normally invest most of the fund's assets in fixed-income securities of below investment-grade credit quality. Issuers of below investment-grade securities may be in the early stages of development or may have highly leveraged balance sheets. To compensate the buyer for

                                                                   The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

taking greater risk, these companies must offer higher yields than those offered by more highly rated firms.

Our approach to selecting individual issues is based on careful credit analysis. We thoroughly analyze the business, management and financial strength of each of the companies whose bonds we buy, then project each issuer's ability to repay its debt.

What other factors influenced the fund's performance?

The period was exceptionally difficult for bonds rated single-B and lower, where the fund's assets were concentrated. The high yield market's difficulty was partly the result of a weakening economy and a rising number of defaults. Some high yield bond issuers have been unable to meet their debt obligations in a very difficult business environment. This has been particularly true of technology and telecommunications companies, which comprise a large proportion of high yield bond issuers. In the wake of very steep stock market declines, businesses have curtailed their investments in capital equipment, including products designed to improve productivity and speed the electronic transfer of data, video and images. What's more, many of these cash-strapped companies have been unable to raise additional financing in the public or private markets.

However, poor business conditions were only one of the negative influences on the high yield bond market. In addition, since the near collapse of a leading hedge fund in 1998, institutional investors have reduced their high yield market activities. These investors apparently believed that other alternatives offered better opportunities with fewer risks. As a result, liquidity -- the ability to buy and sell securities quickly and easily -- has declined substantially, even among bonds with shorter maturities. Liquidity problems have proven most severe for lower rated bonds, making it difficult to sell them at reasonable prices.

What is the fund's current strategy?

Throughout the reporting period, we have attempted to improve the fund's credit quality whenever possible, focusing on bonds with single-A, triple-B and
single-B    ratings.    We    have    found    particularly    attractive

values among investment-grade bonds, which are generally rated triple-B and higher. We have also attempted to improve liquidity by investing in issues that meet certain minimum size requirements and by limiting the number of bonds from any single issuer. As of June 30, the fund' s holdings are more broadly diversified across industry groups, individual issuers and credit ratings.

We believe investors have recently demonstrated a renewed appetite for higher quality high yield bonds, possibly signaling an end to the market's recent doldrums. Our intention is to allocate a portion of the fund's assets to investment-grade bonds to improve the fund's overall credit quality, which, because the fund is a "junk bond" fund, generally will remain below investment grade.(4) We believe that the fund could benefit from a higher credit allocation; however, there is no guarantee that this will occur.

July 16, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: BLOOMBERG L.P. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MERRILL LYNCH HIGH YIELD MASTER II INDEX IS AN UNMANAGED PERFORMANCE BENCHMARK COMPOSED OF U.S. DOMESTIC AND YANKEE BONDS RATED BELOW INVESTMENT GRADE WITH AT LEAST $100 MILLION PAR AMOUNT OUTSTANDING AND GREATER THAN OR EQUAL TO ONE YEAR TO MATURITY.

(3) SOURCE: BLOOMBERG L.P. -- REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX IS COMPOSED OF FOUR SUBINDICES OF THE MERRILL LYNCH HIGH YIELD MASTER II INDEX. THESE SUBINDICES, BLENDED AND MARKET-WEIGHTED, ARE
     (I) BB-RATED, 1-3 YEARS, (II) B-RATED, 1-3 YEARS, (III) BB-RATED, 3-5 YEARS, AND (IV) B-RATED, 3-5 YEARS. UNLIKE THE DREYFUS CUSTOMIZED LIMITED TERM HIGH YIELD INDEX, WHICH IS COMPOSED OF BONDS RATED NO LOWER THAN "B," THE FUND CAN INVEST IN BONDS WITH LOWER CREDIT RATINGS THAN "B" AND AS LOW AS "D."

(4) WHILE THE FUND IS NOT REQUIRED TO MAINTAIN AN OVERALL CREDIT QUALITY, AT LEAST 65% OF ITS ASSETS MUST BE INVESTED IN FIXED-INCOME SECURITIES OF BB OR LOWER ("JUNK") CREDIT QUALITY.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES--93.5%                                                                     Amount ($)                    Value ($)

AIRCRAFT AND AEROSPACE--10.7%

Aircraft Lease Portfolio Securitisation 96--1,

  Pass-Through Trust, Ctfs.,

   Cl. D, 12.75%, 2006                                                                        1,328,801                1,215,853

Airplanes Pass-Through Trust,

  Pass-Through Ctfs.,

   Ser. 1, Cl. D, 10.875%, 2019                                                              21,729,400               16,731,638

America West Airlines Pass-Through Trust,

  Pass-Through Ctfs.,

   Ser. 1996-1, Cl. D, 8.16%, 2002                                                               76,358                   77,267

American Pacific,

   Sr. Notes, 9.25%, 2005                                                                    15,487,000               15,525,717

BE Aerospace,

   Sr. Sub. Notes, 8.875%, 2011                                                               2,693,000  (a)           2,679,535

Hawk,

   Sr. Notes, Ser. B, 10.25%, 2003                                                            6,432,000                6,239,040

Midway Airlines,

  Pass-Through Ctfs.,

   Ser. 1998-1, Cl. D, 8.86%, 2003                                                            2,788,756                2,812,169

Northwest Airlines,

   Sr. Notes, 8.875%, 2006                                                                    4,445,000                4,298,431

US Airways,

  Pass-Through Ctfs.:

      Ser. 1993-A, Cl. A2, 9.625%, 2003                                                       3,855,000                3,890,855

      Ser. 1993-A, Cl. A3, 10.375%, 2013                                                     11,000,000               10,815,442

                                                                                                                      64,285,947

AUTOMOTIVE--3.6%

AM General,

   Sr. Notes, Ser. B, 12.875%, 2002                                                          12,770,000               12,339,012

Aetna Industries,

   Sr. Notes, 11.875%, 2006                                                                  15,000,000                5,362,500

Hayes Lemmerz International,

   Sr. Notes, 11.875%, 2006                                                                   3,934,000  (a)           3,835,650

                                                                                                                      21,537,162

BROADCASTING--2.1%

Paxson Communications,

   Sr. Sub. Notes, 11.625%, 2002                                                             10,000,000               10,150,000

Univision Network Holdings,

   Sub. Notes, 7%, 2002                                                                       2,550,575                2,280,000

                                                                                                                      12,430,000

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CABLE TELEVISION--13.5%

Adelphia Communications:

   Sr. Discount Notes, 0%, 2003                                                              16,717,000               13,958,068

   Sr. Notes, 10.25%, 2011                                                                    1,560,000                1,544,400

   Sr. Notes, Ser. B, 9.5%, 2004                                                              5,000,000                4,837,500

Charter Communications Holdings/Capital:

   Sr. Discount Notes, 0/11.75%, 2011                                                         4,815,000  (a,b)         2,816,775

   Sr. Notes, 9.625%, 2009                                                                    1,965,000  (a)           1,977,281

   Sr. Notes, 10.75%, 2009                                                                      941,000                  995,107

   Sr. Notes, 10%, 2011                                                                       2,347,000  (a)           2,393,940

Diamond Cable Communications:

   Sr. Notes, 13.25%, 2004                                                                    2,250,000                1,811,250

   Sr. Notes, 11.75%, 2005                                                                   11,950,000                8,185,750

Echostar DBS,

   Sr. Notes, 9.25%, 2006                                                                       945,000                  935,550

NTL:

   Sr. Notes, Ser A, 12.75%, 2005                                                             5,500,000                3,987,500

   Sr. Notes, 11.2%, 2007                                                                     7,000,000                4,795,000

Net Sat Servicos,

   Sr. Secured Notes, 12.75%, 2001                                                              500,000  (c)             485,000

Pegasus Communications,

   Sr. Sub. Notes, Ser. A, 12.5%, 2007                                                       15,555,000               15,477,225

Pegasus Media & Communications,

   Sr. Sub. Notes, Ser. B., 12.5%, 2005                                                      16,315,000               16,315,000

Telewest Communications,

   Sr. Notes, 11%, 2007                                                                       1,000,000                  847,500

                                                                                                                      81,362,846

CASINOS AND GAMING--.9%

Circus Circus Enterprises,

   Sr. Sub. Notes, 6.75%, 2003                                                                5,575,000                5,435,625

CHEMICALS--1.6%

ISP Holdings,

   Sr. Notes, Ser. B, 9%, 2003                                                                9,750,000                9,433,125

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--1.4%

Nomura Depositor Trust:

   Ser. 1998-STI, Cl. B2, 8.33%, 2003                                                         7,000,000  (a,d)         6,700,313

   Ser. 1998-STIA, Cl. B2A, 8.33%, 2003                                                       2,000,000  (a,d)         1,893,164

                                                                                                                       8,593,477

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSUMER--5.2%

Coinmach,

   Sr. Notes, Ser. D, 11.75%, 2005                                                           18,415,000               18,967,450

Hasbro,

   Sr. Notes, 7.95%, 2003                                                                     5,000,000                4,867,020

J.B. Poindexter & Co.,

   Sr. Notes, 12.5%, 2004                                                                     9,625,000                7,555,625

                                                                                                                      31,390,095

ENERGY--2.1%

Clark USA,

   Sr. Notes, Ser. B, 10.875%, 2005                                                           5,000,000                4,075,000

Statia Terminals,

   First Mortgage, Ser. B, 11.75%, 2003                                                       8,000,000                8,280,000

                                                                                                                      12,355,000

ENTERTAINMENT--2.7%

American Skiing,

   Sr. Sub. Notes, Ser. B, 12%, 2006                                                         22,915,000               16,498,800

FINANCIAL--3.2%

AmeriCredit,

   Sr. Notes, 9.25%, 2004                                                                     3,000,000                3,000,000

First Palm Beach Bancorp,

   Deb., 10.35%, 2002                                                                         4,375,000                4,533,594

IOS Capital,

   Notes, 9.75%, 2004                                                                         4,574,000                4,566,979

Republic National Bank of New York,

   Deb., 9.65%, 2003                                                                          2,000,000  (a)           1,927,820

Steers--2001,

  Credit-Linked Structured

  Enhanced Returns Trusts,

   Ser. CPN--1,7.251%, 2004                                                                   2,228,000  (a,d)         2,231,342

Telewest Finance,

   Conv. Notes, 6%, 2005                                                                      4,500,000                3,136,500

                                                                                                                      19,396,235

FOOD AND BEVERAGES--3.5%

Chiquita Brands International,

   Sub. Deb., 9.125%, 2004                                                                      941,000  (e)             642,233

Pilgrims Pride,

   Sr. Sub. Notes, 10.875%, 2003                                                              2,000,000                2,000,000

Sun World International,

   First Mortgage, Ser. B, 11.25%, 2004                                                      19,980,000               18,506,475

                                                                                                                      21,148,708

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FOREST PRODUCTS--3.9%

Maxxam Group Holdings,

   Sr. Secured Notes, 12%, 2003                                                              27,261,000               23,308,155

HEALTH CARE--3.1%

Bergen Brunswig,

   Sr. Notes, 7.375%, 2003                                                                    5,000,000                4,895,760

Eye Care Centers of America,

  Floating Interest Rate Sub. Term Securities,

   8.21%, 2008                                                                                4,500,000  (d)           1,822,500

Healthsouth,

   Conv. Sub. Deb., 3.25%, 2003                                                              12,500,000               11,875,000

                                                                                                                      18,593,260

INDUSTRIAL--4.9%

Aaf-Mcquay,

   Sr. Notes, 8.875%, 2003                                                                   14,701,000               14,627,495

Allied Waste N.A.,

   Gtd. Sr. Sub. Notes, Ser. B, 7.625%, 2006                                                  6,753,000                6,710,794

Day International Group,

   Sr. Sub. Notes, Ser. B, 11.125%, 2005                                                      5,200,000                5,304,000

Neenah,

   Sr. Sub. Notes, Ser. B, 11.125%, 2007                                                      2,000,000                1,087,500

U.S. Industries,

   Gtd. Sr. Notes, 7.125%, 2003                                                               2,000,000                1,510,000

                                                                                                                      29,239,789

MEDIA--.4%

Quebecor,

   Sr. Notes, 11.125%, 2011                                                                   2,350,000  (a)           2,355,875

METAL AND MINING--.4%

Bethlehem Steel,

   Sr. Notes, 10.375%, 2003                                                                   2,339,000                  713,395

Newmont Mining,

   Notes, 8.625%, 2011                                                                        2,542,000                2,514,076

                                                                                                                       3,227,471

OPTICAL SUPPLIES--.6%

Bausch & Lomb,

   Notes, 6.75%, 2004                                                                         3,767,000                3,608,296

PACKAGING--3.6%

Applied Extrusion Technology,

   Sr. Notes, Ser. B, 11.5%, 2002                                                            13,380,000               13,463,625

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PACKAGING (CONTINUED)

Owens-Illinois,

   Sr. Notes, 7.85%, 2004                                                                     7,059,000                5,682,495

Riverwood International:

   Sr. Notes, 10.625%, 2007                                                                     941,000                  964,525

   Sr. Notes, 10.625%, 2007                                                                   1,200,000  (a)           1,230,000

                                                                                                                      21,340,645

REAL ESTATE INVESTMENT TRUST--1.0%

Crescent Real Estate Equities,

   Notes, 7%, 2002                                                                            1,750,000                1,745,765

La Quinta Properties,

   Notes, 7.6%, 2001                                                                            395,000                  404,875

Meditrust,

   Medium-Term Notes, 7.77%, 2002                                                             4,020,000                3,873,455

                                                                                                                       6,024,095

RESIDENTIAL MORTGAGE PASS-THROUGH CTFS.,--.1%

Bank of America Mortgage Securities II:

   Ser. 2001-8, Cl. B4, 6.5%, 2031                                                              594,000  (a)             488,751

   Ser. 2001-8, Cl. B5, 6.5%, 2031                                                              297,000  (a)             210,789

   Ser. 2001-8, Cl. B6, 6.5%, 2031                                                              446,000  (a)             128,225

                                                                                                                         827,765

RETAIL--2.7%

Core-Mark International,

   Sr. Notes, 11.375%, 2003                                                                   3,180,000                3,088,575

Dillard's,

   Notes, 6.125%, 2003                                                                        1,670,000                1,580,035

Penney (JC),

   Deb., 6.9%, 2003                                                                           3,850,000  (f)           3,711,246

Petro Stopping Centers/Financial,

   Sr. Notes, 10.5%, 2007                                                                     6,300,000                4,914,000

Southland,

   Deb., 5%, 2003                                                                             3,250,000                3,075,313

                                                                                                                      16,369,169

SHIPPING--1.7%

Eletson Holdings,

   First Pfd. Ship Mortgage, 9.25%, 2003                                                      3,600,000                3,618,000

International Shipholding,

   Sr. Notes, 9%, 2003                                                                        1,045,000                1,039,775

OMI,

   Sr. Notes, 10.25%, 2003                                                                    2,000,000                2,000,000

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

SHIPPING (CONTINUED)

Stena AB,

   Sr. Notes, 10.5%, 2005                                                                     3,500,000                3,465,000

                                                                                                                      10,122,775

SUPERMARKETS--1.3%

Shoppers Food Warehouse,

   Sr. Notes, 9.75%, 2004                                                                     7,400,000                7,713,545

TELECOMMUNICATION--5.8%

Crown Castle International,

   Sr. Notes, 9.375%, 2011                                                                    4,770,000  (a)           4,328,775

Exodus Communications,

   Sr. Notes, 11.625%, 2010                                                                   1,420,000                  497,000

Global Crossing Holdings,

   Sr. Notes, 8.7%, 2007                                                                      2,711,000  (a)           2,073,915

Hermes Europe Railtel,

   Sr. Notes, 11.5%, 2007                                                                    14,750,000  (e)           2,433,750

Intermedia Communications,

   Sr. Notes, 12.5%, 2006                                                                    14,500,000               14,572,500

Lucent Technologies,

   Deb., 6.45%, 2029                                                                          2,087,000                1,206,950

MJD Communications,

   Floating Rate Notes,
   Ser. B, 8.418%, 2008                                                                       9,000,000  (d)           5,860,980

Metromedia Fiber Network:

   Sr. Notes, 10%, 2009                                                                       4,320,000                1,663,200

   Sr. Notes, Ser. B, 10%, 2008                                                                 940,000                  361,900

Tritel PCS,

   Sr. Sub. Notes, Ser. B, 10.375%, 2011                                                      1,947,000                1,791,240

                                                                                                                      34,790,210

TEXTILES--2.1%

Hosiery Corp. of America,

   Sr. Sub. Notes, 13.75%, 2002                                                              15,000,000                3,750,000

Levi Strauss & Co.,

   Notes, 6.8%, 2003                                                                          7,033,000                6,294,535

Sassco Fashions,

   Sr. Notes, 12.75%, 2004                                                                    9,017,519  (e)           2,389,643

                                                                                                                      12,434,178

TRANSPORTATION--.7%

MTL,

  Floating Interest Rate Sub. Term Securities,

   Ser. B, 8.7%, 2006                                                                         8,000,000  (d)           4,040,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENTS--1.1%

U.S. Treasury Bonds,

   5.375%, 12/15/2031                                                                         3,571,000                3,386,308

U.S. Treasury Notes:

   4.625%, 5/15/2006                                                                          2,054,000                2,026,394

   6.5%, 10/15/2006                                                                           1,027,000                1,092,584

                                                                                                                       6,505,286

U.S. GOVERNMENT AGENCIES--.2%

Federal Home Loan Banks,

   Bonds, Ser. 217, 4.75%, 6/28/2004                                                          1,025,000                1,017,313

UTILITIES-ELECTRIC--1.7%

AES,

   Sr. Sub. Notes, 8.375%, 2007                                                               2,353,000                2,226,526

Hidroelectrica Piedra del Aguila:

   Notes, 8%, 2009                                                                            3,510,000  (a)           2,325,375

   Notes, 8.25%, 2009                                                                         3,904,687  (a)           2,235,434

Mission Energy Holding,

   Sr. Notes, 13.5%, 2008                                                                     3,627,000  (a)           3,590,730

                                                                                                                      10,378,065

WIRELESS COMMUNICATIONS--7.7%

Alamosa Holdings,

   Sr. Discount Notes, 0/12.875%, 2010                                                        4,435,000  (b)           2,062,275

American Tower,

   Sr. Notes, 9.375%, 2009                                                                      940,000  (a)             881,250

Comunicacion Celular,

   Sr. Notes, 14.125%, 2005                                                                  15,750,000  (a)          14,371,875

Microcell Telecommunications,

   Sr. Discount Notes, Ser. B, 0/14%, 2006                                                   15,000,000  (b)          11,175,000

Nextel Communications:

   Sr. Notes, 9.375%, 2009                                                                      753,000                  598,635

   Sr. Notes, 9.5%, 2011                                                                      4,230,000                3,325,838

Orion Network Systems,

   Sr. Discount Notes, 0/12.5%, 2007                                                         23,545,000  (b)           8,593,925

Pagemart Nationwide,

   Sr. Notes, 15%, 2005                                                                      13,500,000                1,417,500

TeleCorp PCS,

   Sr. Sub. Notes, 10.625%, 2010                                                              3,272,000                3,092,040


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
BONDS AND NOTES (CONTINUED)                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS (CONTINUED)

U.S. Unwired,

   Sr. Sub. Discount Notes,
      Ser. B, 0/13.375%, 2009                                                                 1,880,000  (b)             928,250

                                                                                                                      46,446,588

TOTAL BONDS AND NOTES

   (cost $691,163,680)                                                                                               562,209,500

PREFERRED STOCKS--1.8%                                                                           Shares               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION--.4%

Kaiser Group Holdings,

   Cum., $3.85                                                                                  123,316  (g)           2,466,320

ENERGY--.1%

Contour Energy,

   Cum. Conv., $2.625                                                                            34,700  (h)             348,735

OIL AND GAS--.4%

EXCO Resources,

   Cum. Conv., $1.05                                                                            140,000                2,674,000

PUBLISHING--.9%

Newscorp Overseas,

   Ser. A, Cum., $2.15625                                                                       216,973                5,413,476

TOTAL PREFERRED STOCKS

   (cost $11,510,729)                                                                                                 10,902,531

COMMON STOCKS--.1%
-----------------------------------------------------------------------------------------------------------------------------------

BROADCASTING--.0%

UnitedGlobalCom, Cl. A                                                                              906  (h)               7,755

CONSTRUCTION--.1%

Kaiser Group Holdings,                                                                          148,567                  356,560

Kaiser Group Holdings (rights)                                                                  123,316  (i,k)                 0

                                                                                                                         356,560

WIRELESS COMMUNICATIONS--.0%

Comunicacion Celular (warrants)                                                                   3,250  (a,h)                65

TOTAL COMMON STOCKS

   (cost $649,535)                                                                                                       364,380

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Principal
SHORT-TERM INVESTMENTS--.5%                                                                Amount ($)                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--.3%

UBS Finance,

   4.16%, 7/2/2001                                                                            2,030,000                2,029,765

U.S. TREASURY BILLS--.2%

   3.765%, 7/19/2001                                                                            535,000  (j)             534,165

   3.776%, 7/26/2001                                                                            274,000  (j)             273,397

   3.60%, 8/30/2001                                                                             580,000  (j)             576,671

                                                                                                                       1,384,233

TOTAL SHORT-TERM INVESTMENTS

   (cost $3,413,560)                                                                                                   3,413,998

TOTAL INVESTMENT (cost $706,737,504)                                                              95.9%              576,890,409

CASH AND RECEIVABLES (NET)                                                                         4.1%               24,715,995

NET ASSETS                                                                                       100.0%              601,606,404

(A)  SECURITIES EXEMPT FROM  REGISTRATION  UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933.  THESE  SECURITIES  MAY BE  RESOLD  IN  TRANSACTIONS  EXEMPT  FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2001,
     THESE SECURITIES AMOUNTED TO $60,676,879 OR 10.1% OF NET ASSETS.

(B)  ZERO  COUPON  UNTIL A SPECIFIED  DATE AT WHICH TIME THE STATED  COUPON RATE
     BECOMES EFFECTIVE UNTIL MATURITY.

(C)  REFLECTS  DATE  SECURITY  CAN BE REDEEMED AT  HOLDER'S  OPTION;  THE STATED
     MATURITY DATE IS 8/5/2004.

(D)  VARIABLE RATE SECURITY-INTEREST RATE SUBJECT TO PERIODIC CHANGE.

(E)  NON-INCOME PRODUCING-SECURITY IN DEFAULT.

(F)  REFLECTS  DATE  SECURITY  CAN BE  REDEEMED AT  HOLDER'S  OPTION;THE  STATED
     MATURITY DATE IS 8/15/2026.

(G)  INVESTMENTS IN NON-CONTROLLED AFFILIATES (ISSUERS IN WHICH THE FUND HELD 5%
     OR MORE OF THE OUTSTANDING VOTING SECURITIES ARE DEFINED AS "AFFILIATED" IN
     THE INVESTMENT  COMPANY ACT OF 1940). THE FUND HOLDS  APPROXIMATELY 9.9% OF
     THE VOTING SECURITIES WITH A COST OF $2,665,389.

(H)  NON-INCOME PRODUCING SECURITY.

(I)  THE RIGHTS  ALLOW THE  HOLDER TO PUT  PREFERRED  STOCK BACK TO THE  COMPANY
     UNDER CERTAIN CONDITIONS.

(J)  HELD BY A BROKER AS COLLATERAL FOR OPEN FINANCIAL FUTURES POSITIONS.

(K)  THE VALUATION OF THESE  SECURITIES HAS BEEN  DETERMINED IN GOOD FAITH UNDER
     THE DIRECTION OF THE BOARD OF DIRECTORS.


                                                     Acquisition            Purchase
Issuer                                                      Date           Price ($)         Net Assets (%)           Valuation ($)
-----------------------------------------------------------------------------------------------------------------------------------

Kaiser Group Holdings (rights)                         6/26/2001                 .00                   .00                   0.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

June 30, 2001 (Unaudited)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Unrealized
                                                               Market Value                                          Appreciation
                                                                 Covered by                                        (Depreciation)
                                            Contracts          Contracts ($)                Expiration           at 6/30/2001 ($)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

U.S. Treasury 30 Year Bonds                        68             6,821,250             September 2001                  (19,938)

FINANCIAL FUTURES SHORT

U.S. Treasury 5 Year Notes                        140            14,468,125             September 2001                   22,391

U.S. Treasury 10 Year Notes                       584            60,161,125             September 2001                  612,781

                                                                                                                        615,234
                                                                                             The Fund


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (Unaudited)
-------------------------------------------------------------------------------
                                                             Cost         Value
-------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           706,737,504   576,890,409

Cash                                                                  4,257,789

Receivable for investment securities sold                            17,302,139

Interest and dividends receivable                                    17,268,604

Receivable for shares of Beneficial Interest subscribed               1,041,140

Receivable for futures variation margin--Note 3(a)                      322,447

                                                                    617,082,528

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                   693,018

Payable for investment securities purchased                          13,095,128

Interest payable--Note 4                                                 18,532

Payable for shares of Beneficial Interest redeemed                    1,621,221

Accrued expenses and other liabilities                                   48,225

                                                                     15,476,124

NET ASSETS ($)                                                      601,606,404

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     943,927,317

Accumulated distributions in excess of investment income--net      (13,705,526)

Accumulated net realized gain (loss) on investments               (199,383,526)

Accumulated net unrealized appreciation (depreciation)
  on investments (including $615,234 net unrealized
  appreciation on financial futures)--Note 3(b)                   (129,231,861)

NET ASSETS ($)                                                      601,606,404

-------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE



                                                           Class A              Class B          Class C                Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                          127,487,047          378,200,816       95,784,035               134,506

Shares Outstanding                                       14,815,041           43,952,522       11,126,158                15,642

NET ASSET VALUE PER SHARE ($)                                  8.61                 8.60             8.61                  8.60



SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001 (Unaudited)

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Interest                                                            33,654,516

Cash dividends                                                         233,924

TOTAL INCOME                                                        33,888,440

EXPENSES:

Management fee--Note 2(a)                                            2,194,075

Distribution and service fees--Note 2(b)                             2,146,276

Interest expense--Note 4                                                43,485

TOTAL EXPENSES                                                       4,383,836

INVESTMENT INCOME--NET                                              29,504,604

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                            (88,515,760)

Net realized gain (loss) on financial futures                          310,855

NET REALIZED GAIN (LOSS)                                           (88,204,905)

Net unrealized appreciation (depreciation) on investments
  (including $615,234 net unrealized appreciation on financial futures)
                                                                    66,058,413

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS             (22,146,492)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 7,358,112

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2001          Year Ended
                                               (Unaudited)  December 31, 2000
-------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         29,504,604           76,701,534

Net realized gain (loss) on investments       (88,204,905)         (75,332,406)

Net unrealized appreciation (depreciation)
   on investments                              66,058,413          (83,332,643)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    7,358,112          (81,963,515)

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (7,049,657)         (11,861,821)

Class B shares                               (19,995,443)         (52,431,325)

Class C shares                                (5,025,794)         (14,414,913)

Class R shares                                    (7,341)             (25,521)

TOTAL DIVIDENDS                              (32,078,235)         (78,733,580)

BENEFICIAL INTEREST TRANSACTIONS ($)

Net proceeds from shares sold:

Class A shares                                 22,297,913         108,547,169

Class B shares                                 25,201,020          50,708,388

Class C shares                                  5,811,670          15,397,988

Net assets received in connection with
   reorganization--Note 1                           --             80,236,472

Dividends reinvested:

Class A shares                                  2,619,076           4,242,853

Class B shares                                  5,581,122          14,442,997

Class C shares                                  1,498,167           4,451,986

Class R shares                                      6,864              16,002

Cost of shares redeemed:

Class A shares                               (24,821,782)         (99,764,708)

Class B shares                               (40,797,051)        (151,011,546)

Class C shares                               (12,724,757)         (64,637,556)

Class R shares                                   (10,310)            (172,433)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (15,338,068)         (37,542,388)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (40,058,191)        (198,239,483)

NET ASSETS ($):

Beginning of Period                           641,664,595          839,904,078

END OF PERIOD                                 601,606,404          641,664,595

Undistributed (Distributions in excess of)
   investment income--net                     (13,705,526)            472,431


--------------------------------------------------------------------------------

                                         Six Months Ended
                                            June 30, 2001          Year Ended
                                               (Unaudited)  December 31, 2000
-------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A (A)

Shares sold                                     2,486,125           6,044,008

Shares issued in connection with
        reorganization--Note 1                        --             8,263,282

Shares issued for dividends reinvested            295,756             436,321

Shares redeemed                                (2,786,087)        (10,159,556)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (4,206)           4,584,055

CLASS B (A)

Shares sold                                     2,831,971           5,088,296

Shares issued for dividends reinvested            630,561           1,467,678

Shares redeemed                               (4,612,010)         (15,297,675)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (1,149,478)         (8,741,701)

CLASS C

Shares sold                                       650,484           1,549,129

Shares issued for dividends reinvested            169,106             451,310

Shares redeemed                               (1,437,281)          (6,518,787)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   (617,691)          (4,518,348)

CLASS R

Shares sold                                            --                --

Shares issued for dividends reinvested                776               1,632

Shares redeemed                                    (1,144)            (17,105)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING        (368)            (15,473)

A DURING THE PERIOD ENDED JUNE 30, 2001, 20,781 CLASS B SHARES REPRESENTING $181,688 WERE AUTOMATICALLY CONVERTED TO 20,781 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2000, 79,191 CLASS B SHARES REPRESENTING $781,332 WERE AUTOMATICALLY CONVERTED TO 79,227 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                                                                                     Year Ended December 31,
                                                              Six Months Ended          -------------------------------------------
                                                                June 30, 2001(e)
CLASS A SHARES                                                     (Unaudited)          2000        1999         1998     1997(a)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                     8.95          10.45       11.33       12.46      12.50

Investment Operations:

Investment income--net                                                    .43           1.07        1.12        1.15        .71

Net realized and unrealized gain (loss)
   on investments                                                        (.30)         (1.47)       (.90)      (1.14)      (.04)

Total from Investment Operations                                          .13           (.40)        .22         .01        .67

Distributions:

Dividends from investment income--net                                   (.47)          (1.10)      (1.10)      (1.14)      (.71)

Net asset value, end of period                                          8.61            8.95       10.45       11.33      12.46

TOTAL RETURN (%) (B)                                                    2.62(c)        (4.26)       1.99        (.10)      9.16(c)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets                       .95(c)           .95         .95         .95        .95(c)

Ratio of interest expense to average net assets                         .01(c)           .01         .01         .02        .08(c)

Ratio of net investment income
   to average net assets                                                9.84(c)        10.80       10.19        9.55       9.34(c)

Portfolio Turnover Rate                                                58.76(d)        26.76       40.79       45.34      28.83(d)

Net Assets, end of period ($ x 1,000)                                 127,487        132,652     106,959     147,131      65,705

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING  PREMIUM ON DEBT  SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE
     PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT  INCOME PER SHARE
     BY $.03,  INCREASE NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON INVESTMENTS
     PER  SHARE BY $.03,  AND  DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO
     AVERAGE   NET   ASSETS   FROM   10.47%  TO  9.84%.   PER  SHARE   DATA  AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.



SEE NOTES TO FINANCIAL STATEMENTS.


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Year Ended December 31,
                                                             Six Months Ended           -------------------------------------------
                                                                June 30, 2001(e)
CLASS B SHARES                                                     (Unaudited)          2000       1999         1998     1997(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                     8.95          10.45      11.33       12.46       12.50

Investment Operations:

Investment income--net                                                    .41           1.02       1.06        1.09         .66

Net realized and unrealized gain (loss)
   on investments                                                        (.31)         (1.47)      (.89)      (1.14)       (.04)

Total from Investment Operations                                          .10           (.45)       .17        (.05)        .62

Distributions:

Dividends from investment income--net                                    (.45)         (1.05)      (1.05)     (1.08)       (.66)

Net asset value, end of period                                           8.60           8.95       10.45      11.33       12.46
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (B)                                                     2.12(c)       (4.74)       1.48      (.61)        8.57(c)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets                        1.45(c)        1.45        1.45      1.45         1.45(c)

Ratio of interest expense to average net assets                           .01(c)         .01         .01       .02          .09(c)

Ratio of net investment income
   to average net assets                                                 9.35(c)       10.32        9.70      9.02         8.73(c)

Portfolio Turnover Rate                                                 58.76(d)       26.76       40.79     45.34        28.83(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                 378,201        403,702     562,605   551,415      198,057

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING  PREMIUM ON DEBT  SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE
     PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT  INCOME PER SHARE
     BY $.03,  INCREASE NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON INVESTMENTS
     PER  SHARE BY $.03,  AND  DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO
     AVERAGE   NET   ASSETS   FROM   9.99%  TO  9.35%.   PER   SHARE   DATA  AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

  SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                              Six Months Ended                      Year Ended December 31,
                                                                 June 30, 2001(e)      --------------------------------------------
CLASS C SHARES                                                     (Unaudited)          2000        1999         1998    1997(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                     8.96          10.45       11.33       12.47       12.50

Investment Operations:

Investment income--net                                                    .40           1.01        1.04        1.06         .65

Net realized and unrealized gain (loss)
   on investments                                                        (.31)         (1.47)       (.90)      (1.15)       (.03)

Total from Investment Operations                                          .09           (.46)        .14        (.09)        .62

Distributions:

Dividends from investment income--net                                    (.44)         (1.03)      (1.02)      (1.05)       (.65)

Net asset value, end of period                                           8.61           8.96       10.45       11.33       12.47


TOTAL RETURN (%) (B)                                                     2.10(c)       (4.96)       1.23        (.93)      8.47(c)


RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets                        1.70(c)        1.70        1.70        1.70       1.70(c)

Ratio of interest expense to average net assets                           .01(c)         .01         .01         .02        .09(c)

Ratio of net investment income
   to average net assets                                                 9.10(c)       10.09        9.45        8.77       8.54(c)

Portfolio Turnover Rate                                                 58.76(d)       26.76       40.79       45.34      28.83(d)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                  95,784        105,167     170,011     204,184      67,495

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  EXCLUSIVE OF SALES CHARGE.

(C) ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING  PREMIUM ON DEBT  SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE
     PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT  INCOME PER SHARE
     BY $.04,  INCREASE NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON INVESTMENTS
     PER  SHARE BY $.04,  AND  DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO
     AVERAGE   NET   ASSETS   FROM   9.74%  TO  9.10%.   PER   SHARE   DATA  AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


SEE NOTES TO FINANCIAL STATEMENTS.



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   Year Ended December 31,
                                                            Six Months Ended            --------------------------------------------
                                                               June 30, 2001(d)
CLASS R SHARES                                                     (Unaudited)          2000        1999         1998    1997(a)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                     8.95          10.44       11.32       12.45      12.50

Investment Operations:

Investment income--net                                                    .45           1.16        1.05        1.25        .81

Net realized and unrealized gain (loss)
   on investments                                                        (.32)         (1.52)       (.80)      (1.21)      (.14)

Total from Investment Operations                                          .13           (.36)        .25         .04        .67

Distributions:

Dividends from investment income--net                                   (0.48)         (1.13)      (1.13)      (1.17)      (.72)

Net asset value, end of period                                           8.60           8.95       10.44       11.32      12.45

TOTAL RETURN (%)                                                        (4.02)(b)      (4.02)       2.24         .14       9.26(b)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses to average net assets                         .70(b)         .70         .70         .70        .75(b)

Ratio of interest expense to average net assets                           .01            .01         .01         .03        .05(b)

Ratio of net investment income
   to average net assets                                                10.12(b)       11.01       10.65       10.41      10.08(b)

Portfolio Turnover Rate                                                 58.76(c)       26.76       40.79       45.34      28.83(c)

Net Assets, end of period ($ x 1,000)                                     135            143         329         127        127

(A)  FROM MAY 30, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997.

(B)  ANNUALIZED.

(C)  NOT ANNUALIZED.

(D)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
     OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT  COMPANIES AND BEGAN
     AMORTIZING  PREMIUM ON DEBT  SECURITIES.  THE EFFECT OF THIS CHANGE FOR THE
     PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT  INCOME PER SHARE
     BY $.02,  INCREASE NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON INVESTMENTS
     PER  SHARE BY $.02,  AND  DECREASE  THE RATIO OF NET  INVESTMENT  INCOME TO
     AVERAGE   NET  ASSETS   FROM   10.76%  TO   10.12%.   PER  SHARE  DATA  AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Limited Term High Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to provide high current income. The Dreyfus Corporation (the " Manager" ) serves as the fund's investment manager. The Manager is a direct subsidiary of Mellon Bank, N.A. (" Mellon Bank" ), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the Distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution or service fees. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution and service fees and voting rights on matters affecting a single class.

Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.


The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities (excluding short-term investments, other than U.S. Treasury Bills, and financial futures) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, other than U.S. Treasury Bills, are carried at amortized cost, which approximates value. Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the
accrual    basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The  fund  has  an  unused  capital loss carryover of approximately $109,353,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2000. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United States of America. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund' s merger with Dreyfus Debt and Equity Funds-Dreyfus Short Term High Yield Fund. If not applied, $1,960,000 of the carryover expires in fiscal 2005, $18,246,000 in fiscal 2006 and $42,733,000 expires in fiscal 2007 and
$46,414,000 expires in fiscal 2008.

NOTE 2--Investment Management Fee and Other Transactions with Affiliates:

(a) Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees) . Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds and Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Distributor retained $1,407 during the period ended June 30, 2001, from commissions earned on sales of the fund's shares.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(b)  Distribution  and  service  plan:  Under  separate  Distribution Plans (the
" Plans" ) adopted pursuant to Rule 12b-1 under the Act, Class A shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares pay the Distributor for distributing their shares at an aggregate annual rate of
 . 50% and .75% of the value of the average daily net assets of Class B and Class C shares, respectively. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares, respectively. During the period ended June 30, 2001, Class A, Class B and Class C shares were charged
$165,292, $983,143 and $379,702, respectively, pursuant to their respective Plans. During the period ended June 30, 2001, Class B and Class C shares were charged $491,571, and $126,568 respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3--Securities Transactions:

(a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2001, amounted to $353,014,721 and $402,278,324, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the under-

lying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at June 30, 2001, are set forth in the Statement of Financial Futures.

(b) At June 30, 2001, accumulated net unrealized depreciation on investments and financial futures was $129,231,861, consisting of $3,655,195 gross unrealized appreciation and $132,887,056 gross unrealized depreciation.

At June 30, 2001, the cost of investments for Federal income tax purposes differed from the cost for financial reporting purposes (see the Statement of Investments) by $11,546,195 due to differences related to the treatment of amortization of premiums between book and tax.

NOTE 4--Bank Lines of Credit:

The fund may borrow up to $20 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding during the period ended June 30, 2001 was approximately $1,250,300 with a related weighted average annualized interest rate of 5.56%.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 5--Change in Accounting Principle:

As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies amortizing discount or premium on debt securities on a scientific basis. Prior to January 1, 2001, the fund did not amortize premiums on debt securities and amortized discount on a straight line basis. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $11,604,326 reduction in accumulated undistributed investment income-net and a corresponding $11,604,326 increase in accumulated net unrealized appreciation (depreciation), based on securities held by the portfolio on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $1,993,239, decrease net unrealized appreciation
(depreciation) by $58,131 and increase net realized gains (losses) by $2,051,370. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.


                                                           For More Information

                        Dreyfus Premier
                        Limited Term
                        High Income Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &

                        Dividend Disbursing Agent
                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation                                  029SA0601




Dreyfus
Premier Managed
Income Fund

SEMIANNUAL REPORT
June 30, 2001

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            13   Statement of Assets and Liabilities

                            14   Statement of Operations

                            15   Statement of Changes in Net Assets

                            17   Financial Highlights

                            21   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                            Managed Income Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this semiannual report for Dreyfus Premier Managed Income Fund, covering the six-month period from January 1, 2001 through June 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with David S. Hertan, portfolio manager and a member of The Boston Company Asset Management Fixed Income Team that manages the fund.

While the first half of 2001 was difficult for the U.S. economy, we have recently seen signs that economic improvement may be in sight. The Federal
Reserve   Board's  aggressive  easing  of  monetary  policy  produced  a  2.75 percentage-point drop in short-term interest rates during the reporting period, a move designed to help revive the economy by reducing borrowing costs for corporations and consumers. Approval of the $1.3 trillion federal tax cut should further stimulate economic growth, as should reduced inventories of products on manufacturers' shelves. Based on these and other factors, we believe that the current borderline recession may give way to renewed economic growth later this year.

Of course, our economic perspective may change as new information becomes available. We encourage you to contact your financial advisor for information about ways to refine your investment strategies in the current environment.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2001




DISCUSSION OF FUND PERFORMANCE

David S. Hertan, Portfolio Manager

How did Dreyfus Premier Managed Income Fund perform relative to its benchmark?

For the six-month period ended June 30, 2001, Dreyfus Premier Managed Income Fund produced a total return of 2.85% for Class A shares, 2.47% for Class B shares, 2.47% for Class C shares and 2.87% for Class R shares.(1) In comparison, the Lehman Brothers Aggregate Bond Index produced a total return of 3.62% for the same period.(2)

The fund's lagging performance relative to its benchmark was primarily due to its exposure to high yield bonds, a sector that performed poorly as the economic
outlook    weakened.

What is the fund's investment approach?

The fund invests at least 65% of its total assets in United States Government debt and investment-grade corporate debt obligations. We do not attempt to match the sector percentages of any index, nor do we attempt to predict the direction of interest rates by substantially altering the fund's sensitivity to changes in rates. Instead, the heart of our investment process is selecting individual securities that possess a combination of superior fundamentals and attractive relative valuations.

What other factors influenced the fund's performance?

The fund was adversely affected by its holdings of high yield corporate bonds. We invested a small percentage of assets in these fixed-income securities of issuers rated below investment grade. Lower rated securities, though high yielding, are characterized as having greater risk. In return for the added risk, high yield bonds generally offer more income than most other types of bonds. However, when business conditions worsen, investors often sell these bonds and shift to more creditworthy securities. At such times, the price declines sustained by high yield bonds can overwhelm any extra income that investors may receive.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

On the other hand, the fund's holdings of investment-grade corporate bonds fared better. In early 2001, these bonds, issued by companies with credit ratings of triple-B or better by the major independent rating agencies, were offering very attractive yields compared to U.S. Treasury securities. We primarily focused on blue chip companies that appeared to be temporarily out of favor. For example, Morgan Stanley Dean Witter bonds were added to the portfolio early in the year on the theory that these securities would appreciate once the Federal Reserve Board's interest-rate decreases were implemented. This turned out to be the case, and these bonds performed well during the reporting period.

Mortgage-backed securities, which have historically paid higher income than U.S. Treasury securities, also contributed positively to performance; however, mortgages are subject to prepayment risk. That means that borrowers can choose to refinance their mortgages if interest rates decline, returning principal to bondholders, who must in turn reinvest that money at lower yields. One way in which the fund minimized this risk, particularly in the early part of the year, was to own mortgage-backed securities with short maturities and relatively low yields. This reduces the prepayment risk because homeowners with low-rate mortgages are less likely to refinance. By the second quarter, however, we saw an opportunity to buy higher yielding mortgages, which worked out well because long-term interest rates began rising, and prepayment risk was minimal.

U.S. Treasury bonds, which are free of credit risk, were among the worst performing securities during this volatile period. With the economy slowing and the federal income tax cuts in place, the perception among investors was that the federal budget surplus was shrinking. As a result, there may be a greater need to issue new U.S. Treasury bonds to finance government expenditures. As with any market, when there is more supply of a commodity relative to demand, prices fall. The fund owned relatively few U.S. Treasury bonds, which was a successful strategy.


What is the fund's current strategy?

The fund's strategy as of the end of the reporting period was to purchase securities that we expected to benefit from an improving U.S. economy -- and there are signs that such a recovery may be taking place. For example, corporate profits fell in the second quarter of 2001 but not as much as in the first quarter. As a result, we have found attractive opportunities in investment-grade corporate bonds, as well as high yield securities, that we believe should benefit from stronger business conditions. In addition, we expect mortgage-backed securities to be attractive if interest rates rise, as is typical in a stronger economy.

July 16, 2001

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS A WIDELY ACCEPTED, UNMANAGED TOTAL RETURN INDEX OF CORPORATE, U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCY DEBT INSTRUMENTS, MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES WITH AN AVERAGE MATURITY OF 1-10 YEARS.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2001 (Unaudited)



-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Principal
        BONDS AND NOTES--98.6%                                                                   Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED CTFS.--14.4%

CIT Equipment Collateral,

   Ser. 2000-1, Cl. A4, 7.58%, 2008                                                             765,000                  801,363

CNH Equipment Trust,

   Ser. 2000-A, Cl. A4, 7.34%, 2007                                                             924,000                  963,018

Centex Home Equity:

   Ser. 2000-B, Cl. A3, 8.03%, 2026                                                           1,164,000                1,213,971

   Ser. 2000-C, Cl. A4, 7.72%, 2029                                                             333,000                  346,196

Citibank Credit Card Issuance Trust,

   Ser. 2000-A1, Cl. A1, 6.9%, 2007                                                             170,000                  177,358

Citibank Credit Card Master Trust I:

   Ser. 1999-2, Cl. A, 5.875%, 2011                                                             338,000                  328,594

   Ser. 1999-5, Cl. A, 6.1%, 2008                                                               668,000                  674,524

Discover Card Master Trust I,

   Ser. 2000-9, Cl. A, 6.35%, 2008                                                              361,000                  368,754

Ford Credit Auto Owner Trust,

   Ser. 2000-E, Cl. A5, 6.77%, 2004                                                             672,000                  697,939

MBNA Master Credit Card Trust,

   Ser. 1999-J, Cl. A, 7%, 2012                                                                 627,000                  656,140

Newcourt Equipment Trust Securities,

   Ser. 1999-1, Cl. A4, 7.18%, 2005                                                           1,808,000                1,883,363

Residential Asset Securities:

   Ser. 2000-KS1, Cl. AI3, 7.735%, 2025                                                          27,000                   28,080

   Ser. 2000-KS2, Cl. AI3, 7.65%, 2025                                                          867,000                  900,515

   Ser. 2000-KS2, Cl. AI4, 7.895%, 2028                                                         330,000                  344,727

   Ser. 2000-KS3, Cl. AI3, 7.805%, 2025                                                         932,000                  976,378

Sears Credit Account Master Trust,

   Ser. 2000-1, Cl. A, 7.25%, 2007                                                              330,000                  344,776

                                                                                                                      10,705,696

AUTOMOTIVE--1.3%

Ford Motor,

   Notes, 7.45%, 2031                                                                           490,000                  471,680

Lear,

   Sub. Notes, 9.5%, 2006                                                                       450,000                  469,125

                                                                                                                         940,805

BANKING--5.9%

Bank of America,

   Notes, 7.875%, 2005                                                                          675,000                  723,175

Bank One,

   Notes, 7.625%, 2005                                                                          265,000                  280,535

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

BANKING (CONTINUED)

Citigroup,

   Sub. Notes, 7.25%, 2010                                                                      776,000                  808,567

First National Bank of Boston,

   Sub. Notes, 7.375%, 2006                                                                     758,000                  787,595

National Westminster Bank,

   Sub. Notes, 7.375%, 2009                                                                     995,000                1,042,133

Wells Fargo,

   Sr. Notes, 7.25%, 2005                                                                       685,000                  720,124

                                                                                                                       4,362,129

CABLE TELEVISION--1.5%

Adelphia Communications:

   Sr. Notes, , Ser. B, 8.125%, 2003                                                            365,000                  361,350

   Sr. Notes, , Ser. B, 7.75%, 2009                                                              75,000                   66,562

CSC Holdings,

   Sr. Notes, 7.875%, 2007                                                                      205,000                  205,963

Charter Communications Holdings:

   Sr. Notes, 8.25%, 2007                                                                       360,000                  342,900

   Sr. Notes, 8.625%, 2009                                                                      160,000                  152,800

                                                                                                                       1,129,575

COMMERCIAL MORTGAGE PASS-THROUGH CTFS.--4.6%

Bear Stearns Commercial Mortgage Securities,

   Ser. 2000-WF1, Cl. A1, 7.64%, 2009                                                           241,702                  254,572

COMM,

   Ser. 1999-1, Cl. A2, 6.455%, 2008                                                          1,455,000                1,448,972

CS First Boston Mortgage Securities,

   Ser. 2000-C1, Cl. A2, 7.545%, 2010                                                           402,000                  425,104

First Union Bank of America Commercial Mortgage,

   Ser. 2001-C1, Cl. A2, 6.136%, 2033                                                           733,000                  706,743

Lehman Brothers Commercial Conduit Mortgage Trust,

   Ser. 1999-C1, Cl. A2, 6.78%, 2009                                                            172,000                  174,487

Salomon Brothers Mortgage Securities VII,

   Ser. 2000-C2, Cl. A2, 7.455%, 2010                                                           361,000                  378,849

                                                                                                                       3,388,727

ENVIRONMENTAL--1.9%

Allied Waste North America:

   Sr. Notes, 7.375%, 2004                                                                      140,000                  140,175

   Sr. Notes, 7.625%, 2006                                                                      315,000                  313,031

   Sr. Notes, 7.875%, 2009                                                                      225,000                  221,062

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL (CONTINUED)

Waste Management,

   Conv. Sub. Notes, 4%, 2002                                                                   730,000                  723,613

                                                                                                                       1,397,881

FINANCIAL SERVICES--10.9%

Associates Corp. of North America:

   Sr. Notes, 5.75%, 2003                                                                       415,000                  418,634

   Sr. Notes, 5.8%, 2004                                                                        860,000                  869,469

Boeing Capital,

   Sr. Notes, 7.1%, 2005                                                                        205,000                  215,405

Ford Motor Credit,

   Notes, 7.875%, 2010                                                                          585,000                  610,984

GMAC:

   Notes, 7.75%, 2010                                                                           270,000                  282,171

   Notes, 7.25%, 2011                                                                           490,000                  496,544

GS Escrow,

   Sr. Notes, 7%, 2003                                                                          675,000                  675,358

General Electric Capital,

   Notes, 6.875%, 2010                                                                          535,000                  556,304

Goldman Sachs:

   Bonds, 6.875%, 2011                                                                          180,000                  179,300

   Notes, 6.65%, 2009                                                                           285,000                  283,598

Household Finance,

   Notes, 8%, 2005                                                                              710,000                  758,058

Merrill Lynch,

   Notes, 6.13%, 2006                                                                           530,000                  530,861

Morgan Stanley Dean Witter,

   Notes, 6.75%, 2011                                                                           715,000                  711,297

Paine Webber,

   Sr. Notes, 6.375%, 2004                                                                      715,000                  734,891

Qwest Capital Funding,

   Notes, 7.25%, 2011                                                                           349,000  (a)             346,089

Verizon Global Funding,

   Notes, 7.25%, 2010                                                                           421,000  (a)             434,284

                                                                                                                       8,103,247

FOOD AND BEVERAGES--.6%

Anheuser-Busch,

   Deb., 7.55%, 2030                                                                            160,000                  174,289

Safeway,

   Deb., 7.25%, 2031                                                                            255,000                  251,433


                                                                                                                         425,722

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN--3.2%

Canadian National Railway,

   Notes, 6.9%, 2028                                                                            370,000                  350,348

Diageo Capital,

   Notes, 6.625%, 2004                                                                          380,000                  392,667

Global Crossing Holdings:

   Sr. Notes, 9.125%, 2006                                                                      420,000                  332,850

   Sr. Notes, 9.625%, 2008                                                                      300,000                  238,500

Korea Development Bank,

   Bond, 7.375%, 2004                                                                           280,000                  291,932

Province of Quebec,

   Deb., 7.5%, 2029                                                                             488,000                  517,909

United Mexican States,

   Notes, 9.875%, 2010                                                                          219,000                  240,133

                                                                                                                       2,364,339

HEALTH CARE--.9%

HCA:

   Notes, 8.75%, 2010                                                                           167,000                  177,516

   Sr. Notes, 7.875%, 2011                                                                      292,000                  294,996

Tenet Healthcare,

   Sr. Notes, 8.625%, 2003                                                                      215,000                  221,700

                                                                                                                         694,212

INDUSTRIAL--1.0%

American Standard,

   Sr. Notes, 7.125%, 2003                                                                      350,000                  349,125

Conagra,

   Notes, 8.25%, 2030                                                                           390,000                  418,322

                                                                                                                         767,447

INSURANCE--.6%

Allstate,

   Sr. Notes, 7.2%, 2009                                                                        450,000                  468,253

MEDIA/ENTERTAINMENT--1.3%

AOL Time Warner:

   Bonds, 7.625%, 2031                                                                          365,000                  367,483

   Notes, 6.125%, 2006                                                                          260,000                  260,377

Viacom,

   Sr. Notes, 7.7%, 2010                                                                        325,000                  343,284

                                                                                                                         971,144

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
BONDS AND NOTES (CONTINUED)                                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MEDICAL--.8%

ICN Pharmaceuticals,

   Sr. Notes, Ser B, 9.25%, 2005                                                                470,000                  486,450

Quest Diagnostic,

   Sr. Notes, 6.75%, 2006                                                                       130,000                  128,965

                                                                                                                         615,415

OIL AND GAS--4.9%

Coastal:

   Notes, 6.2%, 2004                                                                            240,000                  248,261

   Notes, 7.75%, 2010                                                                           985,000                  980,699

   Sr. Notes, 8.125%, 2002                                                                      140,000                  143,435

Conoco,

   Sr. Notes, 5.9%, 2004                                                                        606,000                  613,823

Enron,

   Notes, 7.875%, 2003                                                                          675,000                  703,841

Ocean Energy:

   Notes, 8.875%, 2007                                                                          420,000                  439,950

   Sr. Notes, 7.875%, 2003                                                                      230,000                  234,025

Williams,

   Notes, 6.2%, 2002                                                                            280,000                  282,622

                                                                                                                       3,646,656

RESTAURANTS--.5%

Tricon Global,

   Sr. Notes, 8.875%, 2011                                                                      318,000                  327,540

TECHNOLOGY--.5%

Electronic Data Systems,

   Notes, 6.85%, 2004                                                                           370,000                  382,480

TELECOMMUNICATION--1.5%

AT&T Wireless Services:

   Sr. Notes, 7.875%, 2011                                                                      120,000  (a)             120,430

   Sr. Notes, 8.75%, 2031                                                                       120,000  (a)             125,009

McLeodUSA,

   Sr. Notes, 11.375%, 2009                                                                     400,000                  254,000

Nextel Communications,

   Sr. Notes, 9.375%, 2009                                                                      755,000                  600,225

                                                                                                                       1,099,664

TRANSPORTATION--1.1%

Burlington Northern Santa Fe,

   Deb., 7.95%, 2030                                                                            265,000                  279,670


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
BONDS AND NOTES (CONTINUED)                                                                  Amount ($)                   Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION (CONTINUED)

Union Pacific,

   Notes, 6.625%, 2008                                                                          520,000                  520,092

                                                                                                                         799,762

U. S. GOVERNMENTS--3.9%

U. S. Treasury Notes:

   5.75%, 11/15/2005                                                                            662,000                  681,860

   6%, 8/15/2009                                                                                369,000                  383,849

   7.875%, 11/15/2004                                                                           370,000                  405,291

U. S. Treasury Principal Strips,

   0%, 8/15/2022                                                                              5,128,000                1,438,353

                                                                                                                       2,909,353

U. S. GOVERNMENT AGENCIES/MORTGAGE-BACKED--35.7%

Federal Home Loan Mortgage Corp.:

   Bonds, 6.75%, 2031                                                                         1,095,000                1,126,481

   7%                                                                                         2,054,000  (b)           2,064,907

   7.5%                                                                                         573,000  (b)             590,190

   7.5%, 7/1/2030-2/1/2031                                                                    5,019,876                5,126,548

Federal National Mortgage Association:

   Notes, 6%, 2005                                                                              234,000                  238,937

   Notes, 7.125%, 2010                                                                          735,000                  786,022

   6%                                                                                         2,026,000  (b)           1,944,960

   6.5%                                                                                      10,527,000  (b)          10,359,200

   7%                                                                                         1,254,000  (b)           1,270,944

   7.5%, 4/1/2005                                                                                15,104                   15,427

   8%                                                                                           252,000  (b)             260,346

Government National Mortgage Association I:

   6.5%                                                                                       1,954,000  (b)           1,933,229

   8%, 2/15/2030-7/15/2030                                                                      726,598                  753,613

                                                                                                                      26,470,804

UTILITIES-ELECTRIC--1.6%

Calpine,

   Sr. Notes, 8.5%, 2011                                                                        320,000                  308,985

TXU Eastern Funding,

   Gtd. Notes, 6.45%, 2005                                                                      855,000                  843,708

                                                                                                                       1,152,693

TOTAL BONDS AND NOTES

   (cost $72,834,860)                                                                                                 73,123,544

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                               Principal
SHORT-TERM INVESTMENTS--25.1%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--24.7%

General Electric Capital Corp.,

   4.1%, 7/2/2001                                                                            18,325,000                18,325,000

U. S. GOVERNMENT AGENCIES--.4%

Federal Home Loan Banks,

  Discount Notes,

   3.5%, 7/2/2001                                                                               326,000                  325,968

TOTAL SHORT-TERM INVESTMENTS

   (cost $18,650,968)                                                                                                 18,650,968
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $91,485,828)                                                             123.7%               91,774,512

LIABILITIES, LESS CASH AND RECEIVABLES                                                          (23.7%)             (17,556,004)

NET ASSETS                                                                                       100.0%               74,218,508

(A)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
     OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
     REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2001,
     THESE SECURITIES AMOUNTED TO $1,025,812 OR 1.4% OF NET ASSETS.

(B)  PURCHASED ON A FORWARD COMMITMENT BASIS.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2001 (Unaudited)

-------------------------------------------------------------------------------

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  91,485,828  91,774,512

Cash                                                                    127,968

Interest receivable                                                     792,951

Receivable for investment securities sold                               173,873

Receivable for shares of Beneficial Interest subscribed                  12,979

                                                                     92,882,283
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                    68,317

Payable for investment securities purchased                          18,591,538

Payable for shares of Beneficial Interest redeemed                        3,920

                                                                     18,663,775
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       74,218,508
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      86,683,947

Accumulated distributions in excess of investment income--net          (28,971)

Accumulated net realized gain (loss) on investments                (12,725,152)

Accumulated net unrealized appreciation
  (depreciation) on investments--Note 3                                 288,684
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       74,218,508


------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

                                                       Class A              Class B               Class C                Class R
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                      51,422,993            14,482,670            2,830,010               5,482,835

Shares Outstanding                                   4,998,304             1,407,941              274,856                 533,509
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                            10.29                 10.29                10.30                  10.28

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,434,956

EXPENSES:

Management fee--Note 2(a)                                              259,044

Distribution and service fees--Note 2(b)                               151,342

Loan commitment fees--Note 4                                               231

TOTAL EXPENSES                                                         410,617

INVESTMENT INCOME--NET                                               2,024,339
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 3 ($):

Net realized gain (loss) on investments                                914,862

Net unrealized appreciation (depreciation) on investments             (942,009)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 (27,147)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 1,997,192

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------

                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)    December 31, 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,024,339           4,800,240

Net realized gain (loss) on investments           914,862          (2,181,413)

Net unrealized appreciation
   (depreciation) on investments                 (942,009)          4,352,302

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    1,997,192           6,971,129
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (1,460,950)          (3,338,425)

Class B shares                                  (359,144)            (784,351)

Class C shares                                   (70,591)            (157,356)

Class R shares                                  (152,944)            (531,390)

TOTAL DIVIDENDS                               (2,043,629)          (4,811,522)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                  4,027,439           5,920,978

Class B shares                                  1,410,401           3,836,867

Class C shares                                    162,979           1,022,253

Class R shares                                  1,158,623           1,670,759

Dividends reinvested:

Class A shares                                  1,131,420           2,534,986

Class B shares                                    178,767             359,789

Class C shares                                     26,006              52,275

Class R shares                                    134,876             483,041

Cost of shares redeemed:

Class A shares                                (5,230,120)         (19,120,447)

Class B shares                                (2,172,021)          (5,452,634)

Class C shares                                  (191,469)          (2,006,622)

Class R shares                                  (615,121)          (6,843,665)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS          21,780          (17,542,420)

TOTAL INCREASE (DECREASE) IN NET ASSETS          (24,657)         (15,382,813)
--------------------------------------------------------------------------------

NET ASSETS:

Beginning of Period                            74,243,165           89,625,978

END OF PERIOD                                  74,218,508           74,243,165

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

-------------------------------------------------------------------------------

                                         Six Months Ended
                                            June 30, 2001           Year Ended
                                              (Unaudited)    December 31, 2000
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A(A)

Shares sold                                       387,898             598,096

Shares issued for dividends reinvested            109,058             254,643

Shares redeemed                                  (504,291)         (1,929,523)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      (7,335)         (1,076,784)
--------------------------------------------------------------------------------

CLASS B(A)

Shares sold                                       135,904             384,933

Shares issued for dividends reinvested             17,237              36,110

Shares redeemed                                  (209,291)           (549,498)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     (56,150)           (128,455)
--------------------------------------------------------------------------------

CLASS C

Shares sold                                        15,669             102,368

Shares issued for dividends reinvested              2,505               5,243

Shares redeemed                                   (18,416)           (202,119)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING        (242)            (94,508)
--------------------------------------------------------------------------------

CLASS R

Shares sold                                       111,598             167,325

Shares issued for dividends reinvested             13,020              48,532

Shares redeemed                                   (59,243)           (676,580)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      65,375            (460,723)

(A) DURING THE PERIOD ENDED JUNE 30, 2001, 19,691 CLASS B SHARES REPRESENTING $204,428 WERE AUTOMATICALLY CONVERTED TO 19,686 CLASS A SHARES AND DURING THE PERIOD ENDED DECEMBER 31, 2000, 25,751 CLASS B SHARES REPRESENTING $580,053 WERE AUTOMATICALLY CONVERTED TO 25,742 CLASS A SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

------------------------------------------------------------------------------------------------------------------------------------

                                          Six Months Ended                                   Year Ended December 31,
                                           June 30, 2001(e)         ----------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.29          9.99         10.81         11.01          10.73         11.08

Investment Operations:

Investment income--net                                 .29           .61           .64           .73            .73           .69

Net realized and unrealized
   gain (loss) on investments                          .00(a)        .30          (.82)         (.19)           .27          (.35)

Total from
   Investment Operations                               .29           .91          (.18)          .54           1.00           .34

Distributions:

Dividends from investment
   income--net                                        (.29)         (.61)         (.64)         (.74)          (.72)         (.69)

Net asset value, end of period                       10.29         10.29          9.99         10.81          11.01         10.73
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (B)                                  5.75(c)       9.53         (1.75)         4.90           9.80          3.42
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                  .95(c)        .95           .95           .95            .95           .95

Ratio of net investment income

   to average net assets                              5.63(c)       6.16          6.21          6.62           6.74          6.48

Portfolio Turnover Rate                             210.95(d)     531.86        309.42        238.95         244.44        251.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      51,423        51,527        60,755        71,902         72,878        77,305

(A)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT INCOME
     PER SHARE BY $.00, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY $.00, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS FROM 5.68% TO 5.63%. PER SHARE DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

                                           Six Months Ended                                 Year Ended December 31,
                                            June 30, 2001(e)       ----------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.29          9.99         10.81         11.01          10.73         11.08

Investment Operations:

Investment income--net                                 .25           .54           .57           .64            .65           .61

Net realized and unrealized
   gain (loss) on investments                       .00(a)           .30         (.83)          (.19)           .27          (.35)

Total from Investment Operations                       .25           .84         (.26)           .45            .92           .26

Distributions:

Dividends from investment
   income--net                                       (.25)         (.54)         (.56)          (.65)         (.64)         (.61)

Net asset value, end of period                       10.29         10.29         9.99          10.81          11.01         10.73
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)( B)                               4.98(c)          8.73        (2.48)         4.10            8.97          2.54
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                              1.70(c)          1.70         1.70          1.70           1.70          1.70

Ratio of net investment income

   to average net assets                           4.88(c)          5.41         5.44          5.81           5.98          5.77

Portfolio Turnover Rate                          210.95(d)        531.86        309.42       238.95         244.44        251.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                      14,483        15,069        15,905      16,325          6,896         4,973

(A)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT INCOME
     PER SHARE BY $.00, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY $.00, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS FROM 4.94% TO 4.88%. PER SHARE DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------


                                             Six Months Ended                                  Year Ended December 31,
                                               June 30, 2001(e)     ----------------------------------------------------------------
CLASS C SHARES                                  (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.30         10.00         10.82         11.02          10.73         11.08

Investment Operations:

Investment income--net                                 .25           .54           .57           .64            .64           .61

Net realized and unrealized
   gain (loss) on investments                       .00(a)           .30          (.83)         (.19)           .29          (.35)

Total from Investment Operations                       .25           .84          (.26)          .45            .93           .26

Distributions:

Dividends from investment
   income--net                                       (.25)         (.54)         (.56)          (.65)         (.64)         (.61)

Net asset value, end of period                       10.30        10.30          10.00         10.82          11.02         10.73
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%) (B)                               4.98(c)          8.73         (2.48)        4.17            8.96          2.49
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                              1.70(c)          1.70          1.70         1.69           1.70          1.68

Ratio of net investment income

   to average net assets                           4.88(c)          5.42          5.46         5.74           5.95          5.69

Portfolio Turnover Rate                          210.95(d)        531.86        309.42        238.95        244.44        251.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                       2,830         2,834         3,695         5,369         1,007           420

(A)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(B)  EXCLUSIVE OF SALES CHARGE.

(C)  ANNUALIZED.

(D)  NOT ANNUALIZED.

(E)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT INCOME
     PER SHARE BY $.00, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY $.00, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS FROM 4.93% TO 4.88%. PER SHARE DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                          Six Months Ended                                    Year Ended December 31,
                                          June 30, 2001(d)          ----------------------------------------------------------------
CLASS R SHARES                                  (Unaudited)         2000          1999          1998           1997          1996
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                               10.28          9.98         10.81         11.01          10.73         11.08

Investment Operations:

Investment income--net                                 .30           .65           .67           .74            .76           .72

Net realized and unrealized
   gain (loss) on investments                       .00(a)           .29          (.84)         (.17)           .27          (.35)

Total from Investment Operations                       .30           .94          (.17)          .57           1.03           .37

Distributions:

Dividends from investment
   income--net                                       (.30)         (.64)         (.66)          (.77)         (.75)         (.72)

Net asset value, end of period                       10.28        10.28          9.98          10.81          11.01         10.73
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                   5.79(b)          9.92        (1.57)          5.26           9.97          3.58
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                               .70(b)           .70          .70            .70            .70           .70

Ratio of net investment income

   to average net assets                           5.85(b)          6.41         6.45           6.77           6.99          6.74

Portfolio Turnover Rate                          210.95(c)        531.86       309.42         238.95         244.44        251.66
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ X 1,000)                                       5,483         4,813        9,270        10,707         11,031        12,567

(A)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(B)  ANNUALIZED.

(C)  NOT ANNUALIZED.

(D)  AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE
     PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES
     AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE
     FOR THE PERIOD ENDED JUNE 30, 2001 WAS TO DECREASE NET INVESTMENT INCOME
     PER SHARE BY $.00, INCREASE NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS PER SHARE BY $.00, AND DECREASE THE RATIO OF NET INVESTMENT
     INCOME TO AVERAGE NET ASSETS FROM 5.91% TO 5.85%. PER SHARE DATA AND
     RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN
     RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Managed Income Fund (the "fund") is a separate diversified series of The Dreyfus/Laurel Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund's investment objective is to seek high current income consistent with what is believed to be prudent risk of capital primarily through investments in investment-grade corporate and U.S. Government obligations and in obligations having maturities of 10 years or less. The Dreyfus Corporation (the "Manager") serves as the fund's investment manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank"), which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class R. Class A, Class B and Class C shares are sold primarily to retail investors through financial intermediaries and bear a distribution fee and/or service fee. Class A shares are sold with a front-end sales charge, while Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"). Class B shares automatically convert to Class A shares after six years. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee or service fee. Class R shares are offered without a front-end sales charge or CDSC. Each class of shares has identical rights and privileges, except with respect to distribution fees and voting rights on matters affecting a single class.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Investment income, net of expenses (other than class specific expenses) realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (excluding short-term investments other than U.S. Treasury Bills) are valued each business day by an independent pricing service ("Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Trustees. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates market value.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.


(C) DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $13,574,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2000. This amount is calculated based on Federal income tax regulations which may differ from financial reporting in accordance with accounting principles generally accepted in the United Sates of America. If not applied, $4,554,000 of the carryover expires in fiscal 2002, $539,000 expires in fiscal 2003, $1,207,000 expires in fiscal 2004, $4,433,000 expires in fiscal 2007 and $2,841,000 expires in fiscal 2008.

NOTE 2 -Investment Management Fee and Other Transactions With Affiliates:

(A) INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the
                                                                        The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, commitment fees, Rule 12b-1 distribution fees and expenses, service fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). These fees pertain to the Dreyfus/Laurel Funds and are charged and allocated to each series based on net assets. In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Distributor retained $2,298 during the period ended June 30, 2001, from commissions earned on sales of the fund's shares.

(B)  DISTRIBUTION  AND  SERVICE  PLAN:  Under  separate  Distribution Plans (the
"Plans") adopted   pursuant   to   Rule   12b-1   under  the  Act,  Class A

shares pay annually up to .25% of the value of the average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class B and Class C shares may pay the Distributor for distributing their shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. Class B and Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the "Service Plan"), under which Class B and Class C shares pay the Distributor for providing certain services to the holders of their shares a fee at the annual rate of .25% of the value of the average daily net assets of Class B and Class C shares, respectively. During the period ended June 30, 2001, Class A, Class B and Class C shares were charged $64,274, $54,575 and $10,726, respectively, pursuant to the Plans. Class B and Class C shares were charged $18,192 and $3,575, respectively, pursuant to the Service Plan.

Under its terms, the Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Plans or Service Plan.

NOTE 3 - Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended June 30, 2001, amounted to $164,991,925 and $169,353,747, respectively.

At June 30, 2001, accumulated net unrealized appreciation on investments was $288,684, consisting of $1,076,260 gross unrealized appreciation and $787,576 gross unrealized depreciation.

At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

NOTE 4--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2001, the fund did not borrow under the Facility.

NOTE 5--Change in Accounting Principle

As required, effective January 1, 2001, the portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies amortizing discount or premium on debt securities on a scientific basis. Prior to January 1, 2001, the portfolio did not amortize premiums on debt securities and amortized discount on a straight line basis. The cumulative effect of this accounting change had no impact on total net assets of the portfolio, but resulted in a $9,678 reduction in accumulated undistributed investment income-net and a corresponding $9,678 increase in accumulated net unrealized appreciation (depreciation) , based on securities held by the portfolio on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to decrease net investment income by $19,290, increase net unrealized appreciation (depreciation) by $7,724 and increase net realized gains (losses) by $11,566.
The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.


NOTES

                      For More Information

                        Dreyfus Premier
                        Managed Income Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call your financial
representative or
1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier
Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2001 Dreyfus Service Corporation                                  349SA0601